Investments (Net Investment Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Investment Income [Line Items]
Less: Investment expenses	$ 972	$ 1,082	$ 1,067
Subtotal	16,790	16,243	18,158
Securities Investment
Net Investment Income [Line Items]
Subtotal	16,812	17,061	17,958
Subtotal	15,840	15,979	16,891
Fixed Maturity Securities
Net Investment Income [Line Items]
Subtotal	11,721	11,809	12,600
Equity securities
Net Investment Income [Line Items]
Subtotal	121	124	116
FVO and trading securities — FVO general account and Actively traded securities (1)
Net Investment Income [Line Items]
Subtotal	37	21	103
Mortgage Loans
Net Investment Income [Line Items]
Subtotal	2,858	2,772	2,597
Policy loans
Net Investment Income [Line Items]
Subtotal	511	525	547
Real estate and real estate joint ventures
Net Investment Income [Line Items]
Subtotal	652	872	870
Other limited partnership interests
Net Investment Income [Line Items]
Subtotal	478	535	766
Cash, cash equivalents and short-term investments
Net Investment Income [Line Items]
Subtotal	153	140	163
Operating joint ventures
Net Investment Income [Line Items]
Subtotal	33	25	10
Other
Net Investment Income [Line Items]
Subtotal	248	238	186
Consolidated Securitization Entities And Fair Value Option Contractholder-Directed Unit-Linked
Net Investment Income [Line Items]
Subtotal	950	264	1,267
FVO contractholder-directed unit-linked investments
Net Investment Income [Line Items]
Subtotal	950	264	1,266
Changes in estimated fair value included in net investment income	427	(456)	642
FVO CSEs — interest income — securities | Consolidated Securitization Entities
Net Investment Income [Line Items]
Subtotal	$ 0	$ 0	$ 1